Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable and Related Allowance for Doubtful Accounts
Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Loans	2,430,787	1,341,938
Credit loss allowance for loans receivable	(294,355)	(214,550)

Loans receivable, net	2,136,432	1,127,388

Schedule of Allowance for Loan Losses
The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2021, 2022 and 2023.

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Beginning balance	382,012	427,873	294,355
Provision for loans receivable	374,243	415,902	586,843
Current period write off	(328,382)	(549,420)	(666,648)

Ending balance	427,873	294,355	214,550

Schedule of Aging of Loans	The following table presents loans receivable based on type of borrowers and delinquency as of December 31, 2022 and December 31, 2023:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total loans receivable
December 31, 2022
New borrowers	20,171	1,294	1,215	1,057	23,737	293,416	317,153
Repeat borrowers	67,249	10,514	10,537	10,113	98,413	2,015,221	2,113,634

Total	87,420	11,808	11,752	11,170	122,150	2,308,637	2,430,787

December 31, 2023
New borrowers	17,546	1,668	581	304	20,099	303,028	323,127
Repeat borrowers	44,358	6,270	6,317	4,040	60,985	957,826	1,018,811

Total	61,904	7,938	6,898	4,344	81,084	1,260,854	1,341,938